Avant Gold Bullion Strategy VP Fund
RISK/RETURN
Investment Objectives:
The Fund seeks returns that reflect the performance of the price of Gold bullion.
Fees and Expenses of the Fund:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, acquired fund fees and expenses are the indirect costs of investing in other investment companies.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Avant Gold Bullion Strategy VP Fund		Avant Gold Bullion Strategy VP Fund Class 1 shares	Avant Gold Bullion Strategy VP Fund Class 2 shares
Management Fees	[1]	0.99%	0.99%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	1.72%	1.72%
Acquired Fund Fees and Expenses	[2][3]	0.25%	0.25%
Total Annual Fund Operating Expenses		2.96%	3.21%
Fee Waiver	[4]	(0.97%)	(0.97%)
Total Annual Fund Operating Expenses after Fee Waiver		1.99%	2.24%
[1]	Management fees paid to the adviser by the Fund's subsidiary are waived at the Fund level.
[2]	Estimated for the Fund's current fiscal year.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies, some of which may be pooled investment vehicles. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager. The acquired fund fees and expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that these underlying fund expenses, if presented, would be 0.50%. This estimate does not include performance-based fees, which cannot be meaningfully estimated.
[4]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until May 1, 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.74% for Class 1 shares and 1.99% for Class 2 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Avant Gold Bullion Strategy VP Fund (USD $)	1 Year	3 Years
Avant Gold Bullion Strategy VP Fund Class 1 shares	202	824
Avant Gold Bullion Strategy VP Fund Class 2 shares	227	899

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  A higher portfolio turnover rate may indicate higher transaction costs.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest primarily in Gold bullion-related: (1) physical Gold bullion, in all forms (i.e. ingots, bars, coins); (2) pooled investment vehicles such as limited partnerships, corporations, limited liability companies ("Underlying Funds"); (3) exchange-traded funds ("ETFs"); (4) exchange-traded notes ("ETNs"); and (5) fixed income securities, including through ETFs that invest primarily in fixed income securities.  Gold bullion-related Underlying Funds are those that invest primarily in (i) physical Gold bullion, in all forms (i.e. ingots, bars, coins) and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, options contracts or swap contracts and/or (iii) Gold bullion-related ETFs, and/or (iv) Gold-bullion-related ETNs.  Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion, in all forms (i.e. ingots, bars, coins) and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, options contracts or swap contracts.  Gold bullion-related ETNs are those with interest and/or principal payments linked to the price of Gold bullion .  Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion.   Underlying Funds , ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

Additionally, the Fund concentrates investments in the Gold bullion industry because, under normal circumstances, it invests over 25% of its assets in the Gold bullion industry.  For purposes of measuring 25% Gold bullion industry investments, the Fund includes the effects of leverage to Gold bullion (e.g. a security with 2 times leverage to Gold bullion price changes is counted at twice its value).   The Fund invests in investment grade fixed income corporate notes and bonds to generate interest income and preserve principal.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined by the adviser to be of comparable quality.  However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").   The Subsidiary is expected to provide the Fund with exposure to Gold bullion within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended; and consistent with the Fund's status as a diversified fund under the Investment Company Act of 1940, as amended.  The Subsidiary will invest primarily in Gold bullion-related: ETFs, Underlying Funds, ETNs and/or physical Gold bullion in all forms (i.e. ingots, bars, coins).  The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.  The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The adviser buys securities to maintain the Fund's primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The adviser sells securities to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program.   Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs, ETNs, Underlying Funds and the Subsidiary.

  Concentration Risk.  Because the Fund will invest more than 25% of its assets in the Gold bullion industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry.

  Derivatives Risk:  Derivatives are subject to inherent leverage that magnifies Fund losses.  Option positions may expire worthless.  Derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion.  Also, over the counter derivatives are subject to counterparty default risk.

  ETF and ETN Risk.  ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund.  Each ETF and ETN is subject to specific risks, depending it investment strategy.  Each ETF and ETN may be subject to leverage risk, which will magnify losses.  ETNs are subject to default risks.

  Fixed Income Risk.  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Gold Risk.  The price of Gold may be volatile and Gold bullion-related ETFs, Underlying Funds, ETNs and derivatives may be highly sensitive to the price of Gold.  The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.  Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation and the adviser has limited experience advising mutual funds.

  Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results.

  Market Risk.  The Fund's investments will decline in value if the price of Gold declines.  Overall securities market risks may affect the value of individual Fund holdings.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets.

  Regulatory Change Risk:   Recently, the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Taxation Risk:  By investing in Gold bullion indirectly through the Subsidiary, the Fund will obtain exposure to the Gold bullion markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments, including Underlying Funds, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

  Underlying Funds Risk:  Your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

  Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act"), as amended, and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Is the Fund Right for You?

The Fund is intended for investors who want returns that reflect the performance of the price of Gold bullion without the burdens of personally acquiring and holding Gold bullion.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling 1-855-727-5651.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 1, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Avant Gold Bullion Strategy VP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, acquired fund fees and expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  A higher portfolio turnover rate may indicate higher transaction costs.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest primarily in Gold bullion-related: (1) physical Gold bullion, in all forms (i.e. ingots, bars, coins); (2) pooled investment vehicles such as limited partnerships, corporations, limited liability companies ("Underlying Funds"); (3) exchange-traded funds ("ETFs"); (4) exchange-traded notes ("ETNs"); and (5) fixed income securities, including through ETFs that invest primarily in fixed income securities.  Gold bullion-related Underlying Funds are those that invest primarily in (i) physical Gold bullion, in all forms (i.e. ingots, bars, coins) and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, options contracts or swap contracts and/or (iii) Gold bullion-related ETFs, and/or (iv) Gold-bullion-related ETNs.  Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion, in all forms (i.e. ingots, bars, coins) and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, options contracts or swap contracts.  Gold bullion-related ETNs are those with interest and/or principal payments linked to the price of Gold bullion .  Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion.   Underlying Funds , ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

Additionally, the Fund concentrates investments in the Gold bullion industry because, under normal circumstances, it invests over 25% of its assets in the Gold bullion industry.  For purposes of measuring 25% Gold bullion industry investments, the Fund includes the effects of leverage to Gold bullion (e.g. a security with 2 times leverage to Gold bullion price changes is counted at twice its value).   The Fund invests in investment grade fixed income corporate notes and bonds to generate interest income and preserve principal.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined by the adviser to be of comparable quality.  However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").   The Subsidiary is expected to provide the Fund with exposure to Gold bullion within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended; and consistent with the Fund's status as a diversified fund under the Investment Company Act of 1940, as amended.  The Subsidiary will invest primarily in Gold bullion-related: ETFs, Underlying Funds, ETNs and/or physical Gold bullion in all forms (i.e. ingots, bars, coins).  The Fund's investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.  The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The adviser buys securities to maintain the Fund's primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The adviser sells securities to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program.   Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs, ETNs, Underlying Funds and the Subsidiary.

  Concentration Risk.  Because the Fund will invest more than 25% of its assets in the Gold bullion industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry.

  Derivatives Risk:  Derivatives are subject to inherent leverage that magnifies Fund losses.  Option positions may expire worthless.  Derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion.  Also, over the counter derivatives are subject to counterparty default risk.

  ETF and ETN Risk.  ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund.  Each ETF and ETN is subject to specific risks, depending it investment strategy.  Each ETF and ETN may be subject to leverage risk, which will magnify losses.  ETNs are subject to default risks.

  Fixed Income Risk.  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  Gold Risk.  The price of Gold may be volatile and Gold bullion-related ETFs, Underlying Funds, ETNs and derivatives may be highly sensitive to the price of Gold.  The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.  Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

  Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation and the adviser has limited experience advising mutual funds.

  Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Fund invests may prove to be inaccurate and may not produce the desired results.

  Market Risk.  The Fund's investments will decline in value if the price of Gold declines.  Overall securities market risks may affect the value of individual Fund holdings.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets.

  Regulatory Change Risk:   Recently, the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Taxation Risk:  By investing in Gold bullion indirectly through the Subsidiary, the Fund will obtain exposure to the Gold bullion markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments, including Underlying Funds, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

  Underlying Funds Risk:  Your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

  Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act"), as amended, and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Is the Fund Right for You?

The Fund is intended for investors who want returns that reflect the performance of the price of Gold bullion without the burdens of personally acquiring and holding Gold bullion.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling 1-855-727-5651.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-727-5651
Avant Gold Bullion Strategy VP Fund | Avant Gold Bullion Strategy VP Fund Class 1 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	824
Avant Gold Bullion Strategy VP Fund | Avant Gold Bullion Strategy VP Fund Class 2 shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.72%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	899

[1]	Management fees paid to the adviser by the Fund's subsidiary are waived at the Fund level.
[2]	Estimated for the Fund's current fiscal year.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies, some of which may be pooled investment vehicles. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager. The acquired fund fees and expenses estimate does not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that these underlying fund expenses, if presented, would be 0.50%. This estimate does not include performance-based fees, which cannot be meaningfully estimated.
[4]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until May 1, 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.74% for Class 1 shares and 1.99% for Class 2 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.